RETIREMENT-RELATED BENEFITS - Net Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	$ 3,034	$ 1,734
Current liabilities - compensation and benefits	(3,577)	(3,560)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(17,070)	(16,504)
U.S. Pension Plans
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	1,002	429
Current liabilities - compensation and benefits	(118)	(116)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(1,698)	(1,718)
Funded Status	(814)	(1,405)
Non-US Pension Plans
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	2,032	1,304
Current liabilities - compensation and benefits	(303)	(297)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(10,689)	(9,976)
Funded Status	(8,960)	(8,969)
U.S. Nonpension Postretirement Benefit Plans
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	0	0
Current liabilities - compensation and benefits	(368)	(320)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(4,076)	(4,262)
Funded Status	(4,444)	(4,582)
Non-U.S. Nonpension Postretirement Benefit Plans
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	0	0
Current liabilities - compensation and benefits	(15)	(11)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(607)	(547)
Funded Status	$ (622)	$ (558)